Document and Entity Information	0 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2013
Registrant Name	AMERICAN HIGH INCOME TRUST
Central Index Key	0000823620
Amendment Flag	false
Document Creation Date	Nov. 29, 2013
Document Effective Date	Dec. 01, 2013
Prospectus Date	Dec. 01, 2013
AMERICAN HIGH INCOME TRUST® | Class A
Risk/Return:
Trading Symbol	AHITX
AMERICAN HIGH INCOME TRUST® | Class R-1
Risk/Return:
Trading Symbol	RITAX
AMERICAN HIGH INCOME TRUST® | Class R-2
Risk/Return:
Trading Symbol	RITBX
AMERICAN HIGH INCOME TRUST® | Class R-3
Risk/Return:
Trading Symbol	RITCX
AMERICAN HIGH INCOME TRUST® | Class R-4
Risk/Return:
Trading Symbol	RITEX
AMERICAN HIGH INCOME TRUST® | Class R-5
Risk/Return:
Trading Symbol	RITFX
AMERICAN HIGH INCOME TRUST® | Class B
Risk/Return:
Trading Symbol	AHTBX
AMERICAN HIGH INCOME TRUST® | Class C
Risk/Return:
Trading Symbol	AHTCX
AMERICAN HIGH INCOME TRUST® | Class F-1
Risk/Return:
Trading Symbol	AHTFX
AMERICAN HIGH INCOME TRUST® | Class 529-A
Risk/Return:
Trading Symbol	CITAX
AMERICAN HIGH INCOME TRUST® | Class 529-B
Risk/Return:
Trading Symbol	CITBX
AMERICAN HIGH INCOME TRUST® | Class 529-C
Risk/Return:
Trading Symbol	CITCX
AMERICAN HIGH INCOME TRUST® | Class 529-E
Risk/Return:
Trading Symbol	CITEX
AMERICAN HIGH INCOME TRUST® | Class 529-F-1
Risk/Return:
Trading Symbol	CITFX
AMERICAN HIGH INCOME TRUST® | Class F-2
Risk/Return:
Trading Symbol	AHIFX
AMERICAN HIGH INCOME TRUST® | Class R-6
Risk/Return:
Trading Symbol	RITGX